Share-Based Compensation (Tables)	3 Months Ended
Mar. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity
A summary of the Company’s stock option activity for the three months ended March 31, 2014 and 2013 is shown below:

Three Months Ended March 31,	2014		2013
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at beginning of period	5,058,363	$8.48	2,339,601	$5.89
Granted	—	—	—	—
Forfeited	—	—	(60,678)	3.67
Exercised	(42,600)	3.67	—	—
Outstanding at end of period	5,015,763	$8.52	2,278,923	$5.95